UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Australia — 0.3%
Commonwealth Bank of Australia	780,837	$53,991,001
Healthscope Ltd. (a)	30,821,081	64,467,143
Mesoblast Ltd. (a)(b)	5,013,769	15,574,569
Westpac Banking Corp.	1,255,447	33,553,129

		167,585,842

Belgium — 0.0%
RHJ International (a)(b)(c)	2,830,379	14,872,223
RHJ International - ADR (a)(c)	890,354	4,678,364

		19,550,587

Brazil — 0.5%
BR Malls Participacoes SA	5,392,493	30,607,535
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	788,959	26,198,173
Cosan Ltd., Class A	4,171,026	28,780,079
Cyrela Brazil Realty SA	2,381,353	9,593,749
Gerdau SA - ADR	6,794,752	23,441,894
Hypermarcas SA (a)	5,715,494	38,831,065
Itau Unibanco Holding SA, Preference Shares	2,760,261	33,844,251
MRV Engenharia e Participacoes SA	2,227,277	5,735,762
Petroleo Brasileiro SA - ADR	5,078,245	30,520,253
Qualicorp SA (a)	3,060,277	30,280,576
SLC Agricola SA	1,994,189	10,627,747

		268,461,084

Canada — 1.4%
Athabasca Oil Corp. (a)(b)	8,123,535	11,890,907
Barrick Gold Corp.	4,550,041	58,149,524
Cameco Corp.	4,292,495	60,180,780
Canadian National Railway Co.	996,834	65,771,107
Eldorado Gold Corp.	4,367,388	20,965,662
First Quantum Minerals Ltd.	11,189,247	102,056,640
Goldcorp, Inc.	5,489,181	131,905,019
Lululemon Athletica, Inc. (a)(b)(d)	654,527	43,355,869
Platinum Group Metals Ltd. (a)(b)(c)	25,092,228	11,848,066
Potash Corp. of Saskatchewan, Inc.	660,104	24,031,173
Royal Bank of Canada	176,062	9,939,945
Suncor Energy, Inc.	319,782	9,532,701
Talisman Energy, Inc.	2,330,321	17,524,014
The Toronto-Dominion Bank	957,996	38,147,948
TransCanada Corp.	3,368,030	149,861,034

		755,160,389

China — 0.4%
Dalian Wanda Commercial Properties Co., Ltd. (a)(e)	1,930,200	11,926,342

Common Stocks	Shares	Value

China (concluded)
Dongfeng Motor Group Co. Ltd., Class H	7,708,700	$11,148,634
Haitian International Holdings Ltd. (b)	13,062,600	25,325,577
Mindray Medical International Ltd., ADR (b)	1,304,105	35,680,313
SINA Corp. (a)	2,025,029	73,346,550
Sinopharm Group Co. Ltd., Class H	6,939,700	25,267,841
Zhongsheng Group Holdings Ltd. (b)	19,035,171	16,559,781

		199,255,038

Cyprus — 0.0%
Ocean Rig UDW, Inc.	1,459,223	11,921,852

Denmark — 0.0%
TDC A/S	1,689,124	12,500,859

France — 2.5%
Airbus Group NV	2,716,774	144,749,959
Arkema	637,824	45,498,899
AtoS	724,231	53,252,508
AXA SA	3,224,255	75,421,584
BNP Paribas SA	1,602,567	84,143,348
Bouygues SA	356,877	12,717,325
Compagnie de Saint-Gobain	1,106,914	47,155,287
Danone SA	432,359	29,015,955
GDF Suez	2,341,281	51,925,811
Orange SA	1,473,355	25,920,840
Remy Cointreau SA	378,483	28,012,742
Safran SA	2,806,003	186,879,291
Sanofi	1,485,356	136,860,514
Schneider Electric SA (b)	47,924	3,613,732
Schneider Electric SE	934,276	70,231,168
Societe Generale SA	573,576	23,032,695
Total SA	1,451,679	74,515,499
Total SA - ADR	3,224,972	166,118,308
UbiSoft Entertainment SA (a)	1,668,004	33,482,436
Worldline SA (a)(e)	3,754,137	67,874,778

		1,360,422,679

Germany — 1.2%
Allianz SE, Registered Shares	368,857	60,821,318
BASF SE	249,639	22,327,122
Bayerische Motoren Werke AG	508,956	59,186,793
Beiersdorf AG	494,288	43,384,209
Deutsche Bank AG, Registered Shares	2,041,149	59,249,733
Deutsche Post AG, Registered Shares	873,625	28,273,196
Deutsche Telekom AG, Registered Shares	2,972,371	51,237,992
Fresenius SE & Co. KGaA	350,641	20,069,542
Infineon Technologies AG	1,128,932	12,651,756

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Germany (concluded)
Linde AG	142,944	$27,383,830
SAP AG	932,763	60,879,348
Siemens AG, Registered Shares	801,159	84,631,920
Volkswagen AG	23,192	5,149,227
Volkswagen AG, Preference Shares	590,307	131,690,311

		666,936,297

Hong Kong — 1.0%
AIA Group Ltd.	8,949,800	51,953,035
Beijing Enterprises Holdings Ltd.	12,250,732	93,528,421
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	8,187,158
China Overseas Land & Investment Ltd.	24,230,000	69,866,924
Haier Electronics Group Co. Ltd.	7,355,000	19,751,774
Sino Biopharmaceutical Ltd.	33,238,153	33,204,603
Sun Hung Kai Properties Ltd.	10,254,000	166,856,207
Sun Hung Kai Properties Ltd. (a)	1,008,166	3,641,326
Wharf Holdings Ltd.	12,806,000	103,744,285

		550,733,733

India — 0.5%
Axis Bank, Ltd.	1,753,838	16,613,959
Cummins India Ltd.	5,284,914	76,000,657
HDFC Bank Ltd.	1,200,506	22,920,037
ICICI Bank, Ltd.	2,349,405	13,649,041
Kotak Mahindra Bank Ltd.	734,707	15,638,707
Maruti Suzuki India Ltd.	656,794	38,988,891
Oil & Natural Gas Corp. Ltd.	11,001,025	62,192,969
Yes Bank Ltd.	860,337	11,942,957

		257,947,218

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	27,484,684	29,073,990

Ireland — 0.7%
Eaton Corp. PLC	1,955,233	123,355,650
King Digital Entertainment PLC	874,152	11,538,806
Medtronic PLC	1,226,926	87,602,516
Seagate Technology PLC	179,522	10,132,222
Shire PLC	1,466,759	107,055,627
XL Group PLC	1,124,914	38,798,284

		378,483,105

Israel — 0.6%
Check Point Software Technologies Ltd. (a)(b)	147,149	11,355,488
Mobileye NV, (Acquired 8/15/13, cost $50,286,503) (a)(f)	5,171,904	203,721,299

Common Stocks	Shares	Value

Israel (concluded)
Teva Pharmaceutical Industries Ltd. - ADR	1,768,912	$100,580,336

		315,657,123

Italy — 0.5%
Banco Popolare SC (a)	260,127	3,282,752
Ei Towers SpA (a)	1,318,794	65,436,298
Enel SpA	11,295,261	51,036,033
Intesa Sanpaolo SpA	26,687,179	78,040,237
RAI Way SpA (a)(e)	7,245,968	28,248,398
Snam SpA	2,875,916	14,071,419
Telecom Italia SpA (a)(b)	11,767,691	13,673,660
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	4,582,277
UniCredit SpA	4,293,062	25,308,704
Unione di Banche Italiane SCpA	612,325	4,211,756

		287,891,534

Japan — 8.8%
Aisin Seiki Co. Ltd.	1,464,390	51,159,360
Ajinomoto Co., Inc.	1,452,000	29,922,083
Alpine Electronics, Inc.	220,600	3,411,658
Asahi Kasei Corp.	6,417,900	63,383,557
Astellas Pharma, Inc.	2,215,150	34,213,778
Autobacs Seven Co., Ltd.	176,900	2,589,921
The Bank of Yokohama Ltd.	1,577,000	8,509,276
Bridgestone Corp.	3,425,100	136,892,094
Canon Marketing Japan, Inc.	162,000	2,943,713
Canon, Inc.	61,100	1,932,925
The Chiba Bank Ltd.	1,340,000	9,030,489
Chubu Electric Power Co., Inc. (a)	2,074,400	27,390,352
Daihatsu Motor Co. Ltd.	141,800	1,977,326
Daikin Industries Ltd.	876,600	60,999,056
Daikyo, Inc.	2,787,000	4,118,737
Daito Trust Construction Co. Ltd.	315,800	35,153,208
Dena Co. Ltd.	2,286,700	30,069,456
Denso Corp.	3,347,880	148,104,520
East Japan Railway Co.	1,951,173	150,704,905
FamilyMart Co. Ltd.	575,000	24,905,418
FANUC Corp.	208,680	35,045,577
Fuji Heavy Industries Ltd.	7,769,990	280,242,511
Fujitsu Ltd.	378,000	1,997,533
Fukuoka Financial Group, Inc.	5,445,000	27,174,727
Futaba Industrial Co. Ltd.	1,675,450	8,367,448
Gree, Inc. (b)	4,803,400	27,362,639
GS Yuasa Corp.	3,030,000	13,674,067
GungHo Online Entertainment, Inc. (b)	4,298,500	14,754,604
Hitachi Chemical Co. Ltd.	2,234,300	44,949,994
Hitachi High-Technologies Corp.	299,700	9,310,151
Hitachi Ltd.	16,496,500	124,583,058
Honda Motor Co. Ltd.	2,635,281	79,518,947
Hoya Corp.	1,644,517	63,729,271

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Japan (continued)
IHI Corp.	8,685,000	$45,249,455
Inpex Corp.	9,699,900	107,342,537
Isuzu Motors Ltd.	3,230,900	43,011,372
Japan Airlines Co. Ltd.	3,879,600	131,346,161
JGC Corp.	1,479,630	30,092,528
JSR Corp.	2,484,300	43,787,760
Kamigumi Co. Ltd.	316,000	3,157,801
KDDI Corp.	854,400	60,311,160
Keyence Corp.	31,700	14,817,745
Kinden Corp.	316,000	3,743,094
Kirin Holdings Co. Ltd.	1,543,000	20,775,278
Koito Manufacturing Co. Ltd.	358,500	11,656,760
Komatsu Ltd.	1,216,100	23,847,032
Kubota Corp.	2,039,510	30,277,316
Kuraray Co. Ltd.	3,204,420	40,237,518
Kyocera Corp.	1,029,900	45,330,696
Mabuchi Motor Co. Ltd.	155,200	6,381,007
Maeda Road Construction Co., Ltd.	175,000	2,761,610
Mitsubishi Corp.	4,837,730	84,395,164
Mitsubishi Electric Corp.	6,601,000	76,345,382
Mitsubishi Heavy Industries Ltd.	9,204,000	50,802,331
Mitsubishi UFJ Financial Group, Inc.	23,513,800	124,958,572
Mitsui & Co. Ltd.	11,538,934	146,830,047
MS&AD Insurance Group Holdings, Inc.	1,162,262	28,259,467
Murata Manufacturing Co. Ltd.	408,240	44,071,251
Nabtesco Corp.	402,000	10,378,232
Namco Bandai Holdings, Inc.	399,200	8,082,678
NEC Corp.	14,979,000	42,310,487
Nexon Co. Ltd.	1,190,800	11,721,577
Nikon Corp.	2,699,000	34,245,725
Nintendo Co. Ltd.	725,200	69,952,462
Nippon Express Co. Ltd.	1,780,000	10,384,171
Nippon Telegraph & Telephone Corp.	797,250	47,186,625
Nitto Denko Corp.	1,617,000	96,532,378
Nomura Real Estate Holdings, Inc.	1,492,400	25,112,278
NTT DoCoMo, Inc.	701,000	11,833,794
Okumura Corp.	6,353,620	28,992,612
Omron Corp.	437,800	17,502,651
Otsuka Corp.	62,400	2,154,537
Otsuka Holdings Co. Ltd.	1,127,300	34,877,604
Rinnai Corp.	605,375	40,521,671
Rohm Co. Ltd.	1,382,300	88,870,633
Ryohin Keikaku Co. Ltd.	198,700	22,011,526
Sanrio Co. Ltd. (b)	1,191,500	29,523,466
Sawai Pharmaceutical Co., Ltd.	145,700	8,817,003
Sega Sammy Holdings, Inc.	1,600,300	20,839,424
Seiko Epson Corp.	45,600	1,851,949
Seino Holdings Co Ltd.	495,000	5,386,254
Shimamura Co. Ltd.	58,800	5,230,321
Shin-Etsu Chemical Co. Ltd.	2,100,440	139,078,920

Common Stocks	Shares	Value

Japan (concluded)
Ship Healthcare Holdings, Inc.	707,300	$17,553,263
The Shizuoka Bank Ltd.	905,000	8,269,632
SMC Corp.	73,900	19,817,536
Sohgo Security Services Co. Ltd.	230,300	5,894,380
Sompo Japan Nipponkoa Holdings Inc.	739,500	20,518,911
Sony Corp.	1,345,900	31,657,018
Sony Financial Holdings, Inc.	2,537,800	35,270,370
Stanley Electric Co. Ltd.	231,300	5,148,054
Sumitomo Corp.	4,810,000	47,466,772
Sumitomo Electric Industries Ltd.	2,883,200	37,151,993
Sumitomo Mitsui Financial Group, Inc.	3,326,600	111,630,159
Sumitomo Mitsui Trust Holdings, Inc.	5,346,000	18,799,345
Suntory Beverage & Food Ltd.	734,400	25,754,312
Suzuki Motor Corp.	4,320,808	136,624,637
THK Co. Ltd.	234,600	5,697,378
Toda Corp.	6,522,900	23,328,123
Tokio Marine Holdings, Inc.	2,797,521	97,667,585
Tokyo Electron Ltd.	26,100	1,826,823
Tokyo Gas Co. Ltd.	18,400,285	109,759,842
Toyota Industries Corp.	2,765,480	148,849,373
Toyota Motor Corp.	2,119,700	136,659,017
Trend Micro, Inc.	280,700	7,927,279
TV Asahi Corp.	166,300	2,589,126
Ube Industries Ltd.	17,557,500	26,295,085
Yamada Denki Co. Ltd. (b)	21,053,600	78,216,898
Yamaha Corp.	547,200	7,968,808

		4,759,652,100

Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC - GDR	2,190,194	25,077,721

Luxembourg — 0.0%
RTL Group SA	57,536	5,446,102

Malaysia — 0.3%
Axiata Group Bhd	24,516,553	48,580,773
IHH Healthcare Bhd	45,583,300	65,189,082
Telekom Malaysia Bhd	10,950,734	21,065,934

		134,835,789

Mexico — 0.3%
America Movil SAB de CV, Series L - ADR	2,112,989	45,196,834
Fibra Uno Administracion SA de CV	24,019,899	72,430,664
PLA Administradora Industrial S de RL de CV (a)	11,836,955	25,356,725

		142,984,223

Netherlands — 0.9%
Akzo Nobel NV	1,103,756	79,515,913

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Netherlands (concluded)
CNH Industrial NV, Special Voting Shares	759,054	$5,806,764
Constellium NV, Class A (a)	3,827,291	70,460,427
ING Groep NV CVA (a)	5,999,599	74,589,422
Koninklijke DSM NV	1,008,446	53,488,763
Koninklijke Philips Electronics NV	896,524	24,721,526
Royal Dutch Shell PLC, A Shares	1,396,782	42,498,407
SBM Offshore NV (a)(b)	10,551,618	115,121,932
Unilever NV CVA	569,044	24,676,380

		490,879,534

Norway — 0.5%
Statoil ASA	16,283,402	272,686,393

Peru — 0.2%
Southern Copper Corp.	4,743,460	129,401,589

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,062,930	25,791,825

Russia — 0.0%
Novorossiysk Commercial Sea Trade Port - GDR	1,481,233	2,147,788

Singapore — 0.7%
CapitaLand Ltd.	46,136,300	118,412,115
Global Logistic Properties Ltd.	51,591,400	96,258,653
Keppel Corp. Ltd.	13,955,000	89,626,802
Raffles Medical Group Ltd. (b)	7,330,500	21,488,103
Singapore Telecommunications Ltd.	23,887,610	71,936,881

		397,722,554

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	7,573,441	28,184,141

South Korea — 0.5%
Hyundai Motor Co.	378,447	58,161,221
Hyundai Wia Corp.	146,498	20,438,819
Samsung Electronics Co. Ltd.	142,102	176,405,224
Samsung Electronics Co. Ltd., Preference Shares	12,964	12,618,444
Samsung SDI Co., Ltd.	110,827	12,932,485
SK Hynix, Inc.	85,910	3,710,928

		284,267,121

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA	4,733,930	40,438,898
Banco Santander SA	3,458,572	23,262,593

Common Stocks	Shares	Value

Spain (concluded)
Gas Natural SDG SA	556,228	$13,056,767

		76,758,258

Sweden — 0.4%
Getinge AB, Class B	1,399,006	34,481,973
Lundin Petroleum AB (a)(b)	9,644,256	125,115,498
Svenska Handelsbanken AB, Class A	567,346	26,866,073
Telefonaktiebolaget LM Ericsson, Class B	339,451	4,115,591

		190,579,135

Switzerland — 1.9%
ACE Ltd.	100,968	10,900,505
Nestle SA, Registered Shares	3,471,131	265,093,609
Novartis AG, Registered Shares	1,581,632	154,134,339
Roche Holding AG	1,012,765	272,957,769
Syngenta AG, Registered Shares	545,768	177,775,038
TE Connectivity Ltd.	198,117	13,152,988
UBS Group AG (a)	6,987,184	117,112,570

		1,011,126,818

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc.	1,885,000	2,367,030
Cheng Shin Rubber Industry Co. Ltd.	9,671,672	23,312,912
Far EasTone Telecommunications Co. Ltd.	7,457,099	18,218,512
Hon Hai Precision Industry Co. Ltd.	711,000	1,950,978
Inotera Memories, Inc. (a)	1,472,000	2,104,635
MediaTek, Inc.	219,000	3,329,947
Taiwan Mobile Co. Ltd.	5,167,000	17,037,670
Taiwan Semiconductor Manufacturing Co. Ltd.	12,531,000	55,106,684
Yulon Motor Co. Ltd.	11,941,000	17,438,286

		140,866,654

Thailand — 0.1%
Bangkok Dusit Medical Services PCL	87,464,400	49,704,792
Bumrungrad Hospital PCL	6,297,000	30,013,199

		79,717,991

United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	2,555,815	34,954,107
NMC Health PLC	4,332,345	33,116,316

		68,070,423

United Kingdom — 3.5%
Antofagasta PLC	14,249,814	138,937,629
AstraZeneca PLC	1,641,262	116,833,830
AstraZeneca PLC - ADR	425,508	30,228,088

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

United Kingdom (concluded)
BG Group PLC	3,815,000	$50,883,978
BHP Billiton PLC	2,861,772	62,159,193
BT Group PLC	8,127,688	50,990,254
Delphi Automotive PLC	1,059,622	72,827,820
Delta Topco Ltd., (Acquired 5/02/12, cost $48,436,537) (a)(f)	78,481,957	44,365,850
Diageo PLC	469,785	13,905,927
Diageo PLC - ADR	602,081	71,123,829
Guinness Peat Group PLC (a)	9,662,955	3,233,930
HSBC Holdings PLC	18,408,446	168,422,661
Legal & General Group PLC	7,387,137	29,667,646
Lloyds Banking Group PLC (a)	44,693,025	49,511,553
Manchester United PLC, Class A (a)(b)	1,146,266	18,317,331
National Grid PLC	4,771,478	67,082,228
Ophir Energy PLC (a)(b)	19,963,355	40,418,005
Prudential PLC	3,529,244	85,797,310
Rio Tinto PLC	5,061,550	222,419,581
Royal Dutch Shell PLC - ADR, Class A	5,029,165	309,042,189
SABMiller PLC	1,644,540	89,571,866
Spire Healthcare Group PLC (a)(e)	9,785,692	47,312,894
Unilever PLC	1,237,004	54,470,267
Vodafone Group PLC	11,133,529	39,150,808
Vodafone Group PLC, ADR	1,091,116	38,330,905

		1,915,005,572

United States — 27.8%
3M Co.	63,983	10,384,441
AbbVie, Inc. (d)	3,820,105	230,543,337
Accenture PLC, Class A	205,935	17,304,718
Actavis PLC (a)	777,271	207,173,812
Activision Blizzard, Inc. (d)	6,210,441	129,767,165
Adobe Systems, Inc. (a)	169,335	11,875,464
The AES Corp.	3,261,878	39,860,149
Aetna, Inc. (d)	1,342,783	123,294,335
Agilent Technologies, Inc.	1,764,455	66,643,465
Alexion Pharmaceuticals, Inc. (a)	316,651	58,023,129
Allergan, Inc.	294,208	64,508,046
Alliance Data Systems Corp. (a)	39,201	11,322,425
The Allstate Corp.	581,626	40,591,679
Amazon.com, Inc. (a)	335,714	119,020,684
Amdocs Ltd.	277,317	13,361,133
American Capital Agency Corp.	707,238	15,240,979
American Electric Power Co., Inc.	1,378,650	86,593,007
American Express Co.	1,498,957	120,950,840
American International Group, Inc.	1,964,181	95,989,525
American Tower Corp.	560,863	54,375,668
American Water Works Co., Inc.	1,018,130	57,157,818
Ameriprise Financial, Inc.	89,953	11,238,728
AmerisourceBergen Corp.	132,832	12,625,682
Amgen, Inc.	998,002	151,955,785

Common Stocks	Shares	Value

United States (continued)
Anadarko Petroleum Corp. (d)	2,091,836	$171,007,593
Analog Devices, Inc.	57,520	2,997,080
Antero Midstream Partners LP (a)	1,361,169	31,919,413
Anthem, Inc.	101,717	13,727,726
Apple, Inc.	1,652,631	193,622,248
Archer-Daniels-Midland Co.	230,755	10,760,106
AT&T, Inc.	3,363,541	110,727,770
Avnet, Inc.	232,211	9,664,622
Axis Capital Holdings Ltd.	186,906	9,513,515
Bank of America Corp. (d)	15,188,743	230,109,456
The Bank of New York Mellon Corp.	1,418,727	51,074,172
Becton Dickinson & Co.	78,441	10,831,133
Berkshire Hathaway, Inc., Class A Class A (a)	467	100,808,955
Berkshire Hathaway, Inc., Class B (a)	875,363	125,973,489
Biogen Idec, Inc. (a)	188,741	73,450,448
The Boeing Co.	74,939	10,893,882
BorgWarner, Inc.	1,207,896	65,238,463
Bristol-Myers Squibb Co.	1,342,460	80,910,064
Broadcom Corp., Class A	91,051	3,863,749
Broadridge Financial Solutions, Inc.	50,105	2,404,539
C.R. Bard, Inc.	66,848	11,433,013
CA, Inc.	122,237	3,703,781
Calpine Corp. (a)	3,083,161	64,376,402
Capital One Financial Corp.	733,204	53,677,865
Cardinal Health, Inc.	161,449	13,430,942
CareFusion Corp. (a)	217,871	12,919,750
Catalent, Inc. (a)	1,660,470	45,862,181
Catamaran Corp. (a)	942,686	47,049,458
Celgene Corp. (a)	911,346	108,595,989
CenterPoint Energy, Inc.	1,674,269	38,658,871
CF Industries Holdings, Inc.	39,977	12,208,176
The Charles Schwab Corp.	1,842,111	47,858,044
Chevron Corp. (d)	213,359	21,875,698
The Chubb Corp.	89,823	8,793,672
Cimarex Energy Co. (d)	281,865	29,088,468
Cintas Corp.	152,728	12,019,694
Cisco Systems, Inc.	7,634,198	201,275,630
Citigroup, Inc. (d)	3,711,724	174,265,442
Citrix Systems, Inc. (a)	54,685	3,240,633
CNA Financial Corp.	245,339	9,558,407
Coach, Inc. (d)	3,763,596	139,968,135
The Coca-Cola Co. (d)	4,332,216	178,357,333
Colfax Corp. (a)(b)	2,111,247	95,660,602
Colgate-Palmolive Co.	1,071,890	72,374,013
Comcast Corp., Class A	2,930,997	155,767,836
Computer Sciences Corp.	252,782	15,338,812
CONSOL Energy, Inc. (d)	2,223,285	64,364,101
Constellation Brands, Inc., Class A (a)	132,818	14,669,748
Crown Castle International Corp.	751,288	64,993,925

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

United States (continued)
Crown Holdings, Inc. (a)	1,040,713	$46,113,993
CSX Corp.	1,464,884	48,780,637
CVS Health Corp.	147,267	14,455,729
Danaher Corp.	571,646	47,092,197
Diamondback Energy, Inc. (a)(b)	1,154,963	79,680,897
Discover Financial Services	802,581	43,644,355
DISH Network Corp., Class A (a)	820,896	57,750,034
Dominion Resources, Inc.	1,050,449	80,769,024
Dover Corp.	143,365	10,041,285
The Dow Chemical Co.	702,019	31,703,178
DST Systems, Inc.	19,900	1,924,330
eBay, Inc. (a)(d)	3,730,373	197,709,769
Eclipse Resources Corp. (a)(b)	2,154,134	13,355,631
Electronic Arts, Inc. (a)	1,508,300	82,745,338
Eli Lilly & Co.	251,290	18,092,880
EMC Corp.	259,087	6,718,126
Energizer Holdings, Inc.	79,323	10,154,137
Envision Healthcare Holdings, Inc. (a)	1,715,599	58,982,294
EOG Resources, Inc. (d)	285,051	25,378,091
EQT Corp. (d)	342,565	25,500,539
Exelon Corp.	141,186	5,088,343
F5 Networks, Inc. (a)	17,011	1,898,768
Facebook, Inc., Class A (a)	1,094,596	83,090,782
FactSet Research Systems, Inc.	17,992	2,583,471
Fastenal Co.	1,213,423	53,875,981
FedEx Corp.	415,422	70,252,014
Fidelity National Information Services, Inc.	214,969	13,420,515
Fifth Third Bancorp	1,888,368	32,668,766
FMC Corp.	1,272,542	73,171,165
Ford Motor Co.	9,356,744	137,637,704
Freeport-McMoRan Copper & Gold, Inc.	12,727,771	213,953,831
The Fresh Market, Inc. (a)(b)	757,337	28,862,113
Gartner, Inc. (a)	32,549	2,741,277
General Dynamics Corp.	101,949	13,580,626
General Electric Co. (d)	12,188,994	291,195,067
Gilead Sciences, Inc. (a)(d)	617,142	64,694,996
The Goldman Sachs Group, Inc. (d)	350,306	60,396,257
Google, Inc., Class A (a)	330,481	177,650,062
Google, Inc., Class C (a)	606,041	323,941,035
Gulfport Energy Corp. (a)	1,415,616	54,487,060
Harris Corp.	162,454	10,905,537
HCA Holdings, Inc. (a)	1,718,066	121,639,073
HealthSouth Corp.	696,993	30,737,391
Helmerich & Payne, Inc.	126,674	7,544,703
Hewlett-Packard Co. (d)	211,980	7,658,837
The Home Depot, Inc.	725,558	75,762,766
Humana, Inc. (d)	543,988	79,661,603
Intel Corp.	253,852	8,387,270

Common Stocks	Shares	Value

United States (continued)
International Business Machines Corp. (d)	618,125	$94,764,744
International Paper Co.	220,151	11,593,152
Intuit, Inc.	184,603	16,027,232
Jack Henry & Associates, Inc.	35,603	2,184,956
JB Hunt Transport Services, Inc.	873,584	69,546,022
JPMorgan Chase & Co. (d)	4,965,206	270,007,902
Juniper Networks, Inc.	98,848	2,246,815
Keysight Technologies, Inc. (a)	320,988	10,717,789
Kimberly-Clark Corp.	625,420	67,520,343
KLA-Tencor Corp.	354,475	21,789,578
Kohl's Corp.	156,618	9,353,227
The Kroger Co.	232,068	16,024,295
L-3 Communications Holdings, Inc.	95,433	11,749,711
Lam Research Corp.	35,112	2,683,961
Lear Corp.	148,150	14,866,853
Liberty Broadband Corp. (a)	1,338,997	59,451,467
Liberty Broadband Corp., Class A (a)	502,755	22,357,515
Liberty Media Corp., Class A (a)	1,510,694	51,439,131
Liberty Media Corp., Class C (a)	3,265,743	111,427,151
Lincoln National Corp.	297,184	14,853,256
Lowe's Cos., Inc.	148,247	10,045,217
LyondellBasell Industries NV, Class A	511,030	40,417,363
Macy's, Inc.	154,724	9,883,769
Marathon Oil Corp.	264,024	7,023,038
Marathon Petroleum Corp. (d)	140,041	12,966,396
Marsh & McLennan Cos., Inc.	1,179,137	63,402,196
Marvell Technology Group Ltd.	129,216	2,001,556
Mastercard, Inc., Class A	2,546,622	208,899,403
Maxim Integrated Products, Inc.	69,460	2,298,431
McDonald's Corp.	1,346,366	124,458,073
McKesson Corp.	785,495	167,035,512
Merck & Co., Inc.	4,224,327	254,642,432
MetLife, Inc. (d)	1,199,709	55,786,469
Mettler-Toledo International, Inc. (a)	60,583	18,414,203
Microsoft Corp.	4,558,860	184,177,944
Mondelez International, Inc., Class A	768,934	27,097,234
Motorola Solutions, Inc.	146,288	9,129,834
Mylan, Inc. (a)	2,426,904	128,989,948
NetApp, Inc.	97,703	3,693,173
NextEra Energy Partners LP	387,774	15,545,860
NextEra Energy, Inc.	799,672	87,356,169
Northrop Grumman Corp.	107,259	16,834,300
NRG Energy, Inc.	2,315,516	57,100,625
NRG Yield, Inc., Class A	368,642	19,493,789
Nuance Communications, Inc. (a)	420,912	5,785,435
Oasis Petroleum, Inc. (a)(b)	1,078,633	14,496,828
Oceaneering International, Inc.	2,177,870	114,033,273

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

United States (continued)
Oracle Corp.	4,721,865	$197,798,925
PACCAR, Inc.	823,839	49,520,962
Parker Hannifin Corp.	82,175	9,570,101
Parsley Energy, Inc., Class A (a)	566,992	9,508,456
PepsiCo, Inc.	680,000	63,770,400
PerkinElmer, Inc.	1,000,068	45,713,108
Perrigo Co. PLC	333,980	50,678,125
Pfizer, Inc. (d)	8,826,677	275,833,656
Philip Morris International, Inc.	1,802,952	144,668,868
Phillips 66 (d)	3,511,255	246,911,452
Pioneer Natural Resources Co.	473,815	71,323,372
PPG Industries, Inc.	73,497	16,381,011
PPL Corp.	639,526	22,703,173
Precision Castparts Corp.	538,345	107,722,834
The Procter & Gamble Co.	3,576,095	301,429,048
Prudential Financial, Inc. (d)	490,213	37,197,362
PTC, Inc. (a)	60,192	2,011,015
QUALCOMM, Inc.	1,415,807	88,431,305
Rackspace Hosting, Inc. (a)	201,784	9,072,209
Raytheon Co.	133,583	13,364,979
Regeneron Pharmaceuticals, Inc. (a)	55,226	23,010,465
Regions Financial Corp.	6,764,743	58,853,264
Reinsurance Group of America, Inc.	124,103	10,276,969
Rockwell Automation, Inc.	1,154,134	125,708,275
SanDisk Corp.	223,278	16,949,033
Sealed Air Corp.	1,189,969	48,193,745
SeaWorld Entertainment, Inc.	872,785	15,282,465
Sempra Energy	699,677	78,307,850
Skyworks Solutions, Inc.	38,383	3,187,708
The St. Joe Co. (a)(c)	9,138,361	147,675,914
Stanley Black & Decker, Inc.	1,032,164	96,662,159
Stone Energy Corp. (a)	1,633,403	22,998,314
Symantec Corp.	170,489	4,223,013
Synopsys, Inc. (a)	62,591	2,690,787
Tenet Healthcare Corp. (a)(d)	1,612,435	68,173,752
Teradata Corp. (a)	60,028	2,674,848
TerraForm Power, Inc., Class A	263,245	8,565,992
TerraForm Power, Inc., Class A (Aquired 11/28/14, cost $20,031,690)(f)	667,723	21,727,706
Tesla Motors, Inc. (a)(d)	129,993	26,466,575
Tesoro Corp. (d)	798,720	65,279,386
Thermo Fisher Scientific, Inc.	1,093,136	136,871,559
Tiffany & Co.	55,110	4,774,730
Time Warner Cable, Inc. (d)	81,182	11,051,306
Twitter, Inc. (a)(d)	5,948,227	223,236,959
Union Pacific Corp.	1,110,556	130,168,269
United Continental Holdings, Inc. (a)	1,635,264	113,438,264
United Parcel Service, Inc., Class B	1,547,969	153,001,256
United Technologies Corp.	1,022,506	117,363,239

Common Stocks		Shares	Value

United States (concluded)
UnitedHealth Group, Inc. (d)		848,737	$90,178,306
US Bancorp		2,136,397	89,536,398
Valero Energy Corp.		251,123	13,279,384
Veeva Systems, Inc., Class A (a)(b)(c)		3,305,949	95,079,093
Verizon Communications, Inc.		4,662,513	213,189,348
Vertex Pharmaceuticals, Inc. (a)		702,025	77,321,034
Viacom, Inc., Class B		118,732	7,648,715
Visa, Inc., Class A		961,121	244,999,354
VMware, Inc., Class A (a)		306,045	23,596,070
The Walt Disney Co.		575,429	52,341,022
Waters Corp. (a)		342,024	40,717,957
Wells Fargo & Co. (d)		5,911,853	306,943,408
Western Digital Corp.		222,677	21,650,885
Wyndham Worldwide Corp.		140,991	11,813,636
Xerox Corp.		293,163	3,860,957
Zimmer Holdings, Inc.		368,142	41,268,718

			15,104,228,553

Total Common Stocks — 56.2%			30,567,011,614

Corporate Bonds		Par (000)

Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	6,511	4,382,509
YPF SA (e):
8.88%, 12/19/18		33,270	34,101,750
8.75%, 4/04/24		22,468	22,636,510

			61,120,769

Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		57,480	61,135,421

Brazil — 0.2%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (e)		30,805	23,180,763
Petrobras Global Finance BV
2.39%, 1/15/19 (g)		79,501	67,774,602
6.25%, 3/17/24		39,580	35,753,801
Petrobras International Finance Co., 5.38%, 1/27/21		17,200	15,453,168

			142,162,334

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		17,371	19,451,664

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		39,112	$39,209,585
Banco Santander Chile, 2.11%, 6/07/18 (e)(g)		40,084	40,524,924
Inversiones Alsacia SA (a)(e)(i):
8.00%, 8/18/18		33,554	3
8.00%, 12/31/18		35,209	25,878,821

			105,613,333

China — 0.2%
Alibaba Group Holding, Ltd. (e):
3.13%, 11/28/21		45,929	46,487,864
3.60%, 11/28/24		48,775	49,587,445
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(h)(i)	SGD	88,600	654,938
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(i)(j)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (h)		29,594	27,004,525

			124,129,772

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)		13,961	13,786,487

France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		83,540	85,374,037

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)		13,784	14,300,900

Hong Kong — 0.1%
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (e)		27,479	28,481,709
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	26,459,417

			54,941,126

India — 0.3%
REI Agro Ltd., 5.50%, 11/13/15 (a)(i)		54,787	5,341,733
State Bank of India, 3.62%, 4/17/19 (e)		40,687	42,263,133
Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19 (e)(h)(k)		102,956	98,322,980

			145,927,846

Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (a)(e)(i)		21,164	5,714,280

Italy — 0.3%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		10,554	10,722,959

Corporate Bonds		Par (000)	Value

Italy (concluded)
Intesa Sanpaolo SpA (concluded):
3.88%, 1/16/18	USD	14,934	$15,711,225
3.88%, 1/15/19		65,638	69,309,987
Telecom Italia SpA, 5.30%, 5/30/24 (e)		43,375	45,110,000

			140,854,171

Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		36,080	36,812,749

Luxembourg — 0.2%
Altice Financing SA, 6.63%, 2/15/23 (e)		7,205	7,205,000
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		36,428	38,613,680
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	5,000	5,717,708
Telecom Italia Finance SpA, 6.13%, 11/15/16 (e)(h)	EUR	40,800	61,756,291

			113,292,679

Mexico — 0.1%
Petroleos Mexicanos, 3.50%, 7/23/20 (e)	USD	52,831	53,029,116
Trust F/1401, 5.25%, 12/15/24 (e)		19,282	20,313,587

			73,342,703

Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(e)(h)(i)		140,850	75,397,005
Constellium NV (e):
7.00%, 1/15/23	EUR	20,901	23,027,670
8.00%, 1/15/23	USD	5,675	5,632,438
Rabobank Nederland, 3.95%, 11/09/22		14,559	15,232,893
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(h)	EUR	59,200	78,188,023

			233,231,830

Singapore — 0.4%
CapitaLand Ltd. (h):
2.10%, 11/15/16	SGD	64,500	47,798,085
2.95%, 6/20/22		113,000	83,914,695
1.95%, 10/17/23 (e)		52,500	40,583,882
Olam International Ltd., 6.00%, 10/15/16 (h)	USD	47,800	50,010,750

			222,307,412

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18		19,188	19,851,655

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Spain — 0.2%
Telefonica Participaciones SAU, Series TEF, 4.90%, 9/25/17 (h)	EUR	65,400	$79,998,893
Telefonica SA, 6.00%, 7/14/17		19,200	25,069,721

			105,068,614

Switzerland — 0.1%
UBS AG/Stamford CT, 2.38%, 8/14/19		26,955	27,459,220

			203,752,756

United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd. (e):
7.00%, 10/31/17 (h)		106,499	91,588,761
9.00%, 10/31/17		38,652	33,241,004

			124,829,765

United Kingdom — 0.6%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		27,226	27,722,847
Delta Topco Ltd., (Acquired 5/02/12, cost $66,971,037), 10.00%, 11/24/60 (a)(f)		72,398	72,778,490
HSBC Holdings PLC, Series., 6.38% (g)(m)		87,920	90,162,839
Lloyds Bank PLC, 2.30%, 11/27/18		11,792	12,048,724
Lloyds TSB Bank PLC, 13.00% (g)(m)	GBP	51,874	135,555,889

			338,268,789

United States — 3.5%
Ally Financial, Inc.:
2.75%, 1/30/17	USD	41,814	41,604,930
3.50%, 1/27/19		28,683	28,396,170
American Tower Corp., 3.40%, 2/15/19		12,677	13,081,586
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		19,731	19,904,574
AT&T, Inc., 2.38%, 11/27/18		72,984	74,495,280
Bank of America Corp.:
2.00%, 1/11/18		38,500	38,743,666
1.32%, 3/22/18 (g)		22,339	22,511,591
6.88%, 4/25/18		26,256	30,248,724
2.60%, 1/15/19		26,512	27,070,767
BioMarin Pharmaceutical, Inc. (h):
0.75%, 10/15/18		11,220	14,074,088
1.50%, 10/15/20		11,220	14,445,750
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (h)		5,859	7,528,815
Cablevision Systems Corp., 5.88%, 9/15/22		17,908	18,221,390

Corporate Bonds		Par (000)	Value

United States (continued)
Capital One Bank USA NA, 2.15%, 11/21/18	USD	30,565	$30,897,853
Chesapeake Energy Corp., 3.50%, 4/15/19 (g)		28,631	27,772,070
CIT Group, Inc.:
4.75%, 2/15/15 (e)		33,263	33,237,221
1.80%, 2/05/18		79,790	80,019,062
Citigroup, Inc., 5.95% (g)(m)		21,828	21,800,715
Cobalt International Energy, Inc. (h):
2.63%, 12/01/19		69,126	46,228,012
3.13%, 5/15/24		79,020	56,696,850
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,770	5,394,950
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (h)		18,487	65,189,784
Dominion Resources, Inc., 6.38%, 7/01/17		511,780	26,469,262
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		69,755	69,627,348
2.38%, 1/16/18		28,603	29,083,530
5.00%, 5/15/18		36,496	39,908,887
Forest City Enterprises, Inc., 4.25%, 8/15/18 (h)		28,520	34,651,800
Forest Laboratories, Inc. (e):
4.38%, 2/01/19		34,570	37,111,275
5.00%, 12/15/21		24,088	26,351,525
General Electric Capital Corp.:
5.55%, 5/04/20		20,917	24,609,415
6.38%, 11/15/67 (g)		31,175	33,781,230
General Motors Financial Co., Inc., 3.50%, 7/10/19		41,488	42,513,625
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (h)		22,554	103,818,881
HSBC USA, Inc., 1.63%, 1/16/18		28,587	28,716,328
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,195,313
Hyundai Capital America, 2.13%, 10/02/17 (e)		17,991	18,123,342
Intel Corp., 3.25%, 8/01/39 (h)		16,771	27,263,357
JPMorgan Chase & Co.:
6.13%, 6/27/17		22,027	24,372,479
Series X, 6.10% (g)(m)		108,147	110,580,307
Medtronic, Inc., 3.15%, 3/15/22 (e)		60,300	63,227,686
Morgan Stanley, 7.30%, 5/13/19		18,163	21,871,322
Mylan, Inc.:
3.75%, 9/15/15 (h)		28,291	112,615,862
2.55%, 3/28/19		37,392	37,995,133
NBCUniversal Enterprise, Inc., 5.25% (e)(m)		27,711	29,445,709

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

United States (concluded)
Reliance Holding USA, Inc. (e):
4.50%, 10/19/20	USD	20,431	$21,859,392
5.40%, 2/14/22		9,888	10,830,406
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		21,452	21,452,000
Salesforce.com, Inc., 0.25%, 4/01/18 (h)		31,072	34,703,540
SunGard Data Systems, Inc., 7.38%, 11/15/18		13,188	13,699,035
Synchrony Financial:
2.70%, 2/03/20		9,140	9,207,919
3.75%, 8/15/21		26,275	27,479,893
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (h)		29,028	46,608,082
Twitter, Inc., 1.00%, 9/15/21 (e)(h)		26,173	23,326,686
WellPoint, Inc., 2.75%, 10/15/42 (h)		31,706	57,883,266
Xerox Corp., 6.35%, 5/15/18		17,876	20,355,365

			1,957,303,048

Total Corporate Bonds — 7.7%			4,190,526,803

Floating Rate Loan Interests (g)

Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		27,973	23,273,826

Germany — 0.1%
Deutsche Raststatten Gruppe IV GmbH:
Term Loan A, 3.33%, 12/10/18	EUR	28,153	31,733,863
Term Loan B, 3.58%, 12/10/19		11,352	12,835,166

			44,569,029

Luxembourg — 0.0%
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		14,791	14,474,746

Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		30,236	23,287,965

United States — 0.9%
AP One Channel Center Owner LP, Mezzanine Term Loan, 6.42%, 7/15/19		23,359	23,359,000
Charter Communications Operating LLC, Term Loan G, 4.25%, 9/12/21		36,864	37,007,032

Floating Rate Loan Interests (g)		Par (000)	Value

United States (concluded)
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, 9/30/20	USD	41,969	$25,055,294
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.17%, 2/27/21 (l)		102,850	101,527,619
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		133,199	131,461,904
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		17,396	17,222,200
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		55,677	43,976,204
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		62,952	49,889,765
Term Loan B, 4.25%, 12/16/20		3,266	2,588,208
Term Loan M, 4.25%, 12/16/20		8,757	6,940,036
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		60,758	59,808,639

			498,835,901

Total Floating Rate Loan Interests — 1.1%			604,441,467

Foreign Agency Obligations

Argentina Bonar Bonds:
7.00%, 4/17/17		113,808	107,239,017
8.75%, 5/07/24		65,495	63,961,648
Australia Government Bond:
5.25%, 3/15/19	AUD	405,433	356,184,702
2.75%, 10/21/19		710,806	571,263,532
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	381,886	136,699,014
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/23		282,170	269,687,532
Brazilian Government International Bond:
6.00%, 1/17/17	USD	36,250	39,287,750
4.88%, 1/22/21		22,446	23,736,645
Colombia Government International Bond, 7.38%, 1/27/17		54,840	61,091,760
Hungary Government International Bond:
4.75%, 2/03/15		12,898	12,901,993
4.13%, 2/19/18		58,234	61,029,232

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value

Indonesia Government International Bond, 6.88%, 1/17/18 (e)	IDR	13,896	$15,719,850
Indonesia Treasury Bond:
7.88%, 4/15/19	183,396,600,000		150,206,412
8.38%, 3/15/24		449,430,000	38,480,858
Japan Treasury Discount Bill (j):
Mexican Bonos:
8.00%, 12/07/23	MXN	34,471	274,386,433
10.00%, 12/05/24		67,692	615,079,548
Mexico Cetes (j):
Mexico Government International Bond, 5.63%, 1/15/17	USD	8,334	9,029,889
New Zealand Government Bond, 5.00%, 3/15/19	NZD	158,718	123,662,477
Poland Government Bond:
5.25%, 10/25/20	PLN	527,197	169,229,703
5.75%, 10/25/21		608,457	205,318,814
Provincia de Buenos Aires, 10.88%, 1/26/21	USD	14,766	14,160,594
Turkey Government International Bond, 6.75%, 4/03/18		22,037	24,668,218
United Kingdom Gilt, 2.25%, 9/07/23	GBP	421,719	685,304,279

Total Foreign Agency Obligations — 7.4%			4,028,329,900

U.S. Treasury Obligations
U.S. Treasury Notes:
0.25%, 3/31/15	USD	288,677	288,767,467
0.25%, 7/31/15		185,536	185,695,375
1.25%, 10/31/18		285,746	288,491,430
1.63%, 7/31/19		378,691	386,915,790
1.63%, 8/31/19		306,604	313,215,200
2.25%, 4/30/21		406,152	426,269,220
2.00%, 5/31/21		399,263	412,924,967
2.38%, 8/15/24		47,197	50,132,512
2.25%, 11/15/24		2,098,966	2,206,538,323

Total U.S. Treasury Obligations — 8.4%			4,558,950,284

Total Fixed Income Securities— 26.7%			13,382,248,454

Credit Linked Notes

India — 0.3%
Credit Suisse AG, (Housing Development Finance Corporation Ltd., 7.88%, AAA rated, due 1/15/16,) (l)		174,380	176,293,536

Investment Companies	Shares	Value

United States — 0.8%
ETFS Gold Trust (a)(c)	1,201,717	$151,188,016
ETFS Palladium Trust (a)(c)	390,434	29,223,985
ETFS Platinum Trust (a)(c)	329,619	39,686,127
iShares Gold Trust (a)(q)	11,663,809	144,981,146
SPDR Gold Shares (a)	447,169	55,203,013

Total Investment Companies — 0.8%		420,282,287

Preferred Securities

Capital Trusts	Par (000)

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(g)(m)	$6,863	7,000,260

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)	27,444	29,022,030

United States — 0.4%
General Electric Capital Corp., Series B, 6.25% (g)(m)	40,600	44,741,200
The Goldman Sachs Group, Inc., Series L, 5.70% (g)(m)	47,147	48,310,918
JPMorgan Chase & Co., Series Q, 5.15% (g)(m)	52,731	50,885,415
Morgan Stanley, Series H, 5.45% (g)(m)	34,459	35,021,715
USB Capital IX, 3.50% (g)(m)	39,646	32,757,508

		211,716,756

Total Capital Trusts — 0.5%		247,739,046

Preferred Stocks	Shares

United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00% (m)	1,134,036	30,460,207
Royal Bank of Scotland Group PLC (m):
Series M, 6.40%	893,525	22,257,708
Series Q, 6.75%	724,633	18,260,751
Series T, 7.25%	1,146,660	29,297,163

		100,275,829
United States — 1.7%
American Tower Corp., Series A, 5.25% (h)	233,294	25,604,017
Cliffs Natural Resources, Inc., 7.00% (h)	859,231	5,361,601
Crown Castle International Corp., Series A, 4.50% (h)	631,072	68,673,255
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(f)	7,856,626	143,226,292

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Preferred Stocks		Shares	Value

United States (concluded)
Fannie Mae, Series S, 8.25% (g)(m)		3,244,756	$13,076,367
Forestar Group, Inc., 6.00% (h)		1,175,795	21,562,434
Health Care REIT, Inc., Series I, 6.50% (h)(m)		916,720	65,224,628
Invitae Corp., Series F, (Acquired 0/08/14, cost $28,390,380), 0.00% (a)(f)		14,195,190	28,390,380
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(f)		4,667,944	53,799,922
NextEra Energy, Inc., 5.60% (h)		697,006	49,138,923
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(f)		9,583,601	72,547,860
RBS Capital Funding Trust VII, 6.08%		1,970,611	48,009,699
Stanley Black & Decker, Inc., 0.00%		161,207	18,550,089
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $90,664,966), 0.00% (a)(f)		5,844,432	194,721,863
United Technologies Corp., 0.00%		380,933	22,833,124
US Bancorp, 6.00% (g)(m)		579,854	15,748,835
US Bancorp, Series F, 6.50% (g)(m)		1,115,051	32,983,209
Wells Fargo & Co., Series L, 7.50% (h)(m)		20,536	25,526,248

			904,978,746

Total Preferred Stocks — 1.9%			1,005,254,575

Trust Preferreds

United States — 0.3%
Citigroup Capital XIII, 7.88%		1,861,690	48,248,578
GMAC Capital Trust I, Series 2, 8.13%		2,486,820	64,336,969
RBS Capital Funding Trust V, 5.90%		1,563,140	41,832,482

Total Trust Preferreds — 0.3%			154,418,029

Total Preferred Securities — 2.6%			1,407,411,650

U.S. Government Sponsored Agency Securities — 0.4%		Par (000)

Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 2/01/45 (n)	USD	194,521	201,133,223

Warrants (o)		Shares

Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	$10,973,654

Total Long-Term Investments (Cost — $42,039,337,907) — 85%			46,165,354,418

Short-Term Securities

Foreign Agency Obligations (p)		Par (000)

Japan Treasury Discount Bill:
0.00%, 3/10/15	JPY	5,400,000	45,986,037
0.00%, 2/04/15	JPY	11,170,000	95,120,756
0.00%, 3/23/15		11,110,000	94,612,191
0.00%, 4/20/15		11,110,000	94,609,460
0.00%, 7/10/15		11,110,000	94,614,001
0.00%, 5/07/15		19,440,000	165,547,418
Mexico Cetes:
0.00%, 2/05/15	MXN	57,212	38,152,423
0.00%, 2/19/15		81,109	54,027,211
0.00%, 3/05/15		134,309	89,362,307
0.00%, 4/01/15		111,383	73,958,792
0.00%, 3/19/15		170,507	113,314,086
0.00%, 4/16/15		84,328	55,916,792
0.00%, 4/30/15		113,123	74,927,213
0.00%, 5/28/15		166,869	110,267,452
0.00%, 6/11/15		168,655	111,314,954
0.00%, 6/25/15		111,158	73,277,382
0.00%, 7/09/15		221,640	145,898,433
0.00%, 7/23/15		111,237	73,139,032

Total Foreign Agency Obligations — 3.0%			1,604,045,940

Money Market Funds		Shares/ Beneficial Interest

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (q)(r)		181,406,573	181,406,573
BlackRock Liquidity Series, LLC, Money Market Series, 0.21% (q)(r)(s)		302,750	302,750,084

Total Money Market Funds — 0.9%			484,156,657

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Time Deposits		Par (000)	Value

Canada — 0.0%
Brown Brothers Harriman & Co., 0.17%, 2/03/15	CAD	1,374	$1,081,452
Europe — 0.0%
Wells Fargo Co., (0.17%), 2/01/15	EUR	1,947	2,199,562
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 2/01/15	HKD	9	1,119
United States — 0.0%
Brown Brothers Harriman & Co., 0.12%, 2/01/15	USD	3,642	3,641,907

			3,641,907

Total Time Deposits — 0.0%			6,924,040

U.S. Treasury Obligations (p)
U.S. Treasury Bills
0.02%, 2/19/15		36,500	36,499,634
0.02%, 2/26/15		100,000	99,998,556
0.01% - 0.03%, 3/05/15		391,500	391,491,735
0.01% - 0.05%, 3/12/15		800,500	800,465,352
0.01% - 0.03%, 3/19/15		402,909	402,899,200
0.02% - 0.03%, 3/26/15		813,000	812,967,260
0.03% - 0.04%, 4/02/15		453,000	452,992,752
0.03%, 4/09/15		787,000	786,988,982
0.04%, 5/07/15		79,000	78,994,470
0.02% - 0.06%, 5/14/15		1,168,394	1,168,336,749
0.02% - 0.07%, 5/21/15		665,000	664,950,125
0.04%, 5/28/15		8,000	7,999,488
0.08%, 6/18/15		45,500	45,493,994
0.11% - 0.12%, 6/25/15		614,000	613,926,934
0.04%, 7/16/15		130,000	129,973,350
0.06%, 7/23/15		163,300	163,253,459

Total U.S. Treasury Obligations — 12.2%			6,657,232,040

		Value

Total Short-Term Securities (Cost — $7,650,561,150) — 16.1%		$8,752,358,677

Options Purchased (Cost — $639,655,054) — 1.2%		677,398,402

Total Investments Before Investments Sold Short and Options Written (Cost — $50,329,554,111) — 102.3%		55,595,111,497

Investments Sold Short	Shares

Germany — (0.0)%
Deutsche Annington Immobilien SE	(642,777)	(22,324,694)

United Kingdom — (0.1)%
The British Land Co. PLC	(2,319,071)	(28,900,064)

United States — (0.2)%
Avery Dennison Corp., 0.00%	(552,274)	(28,867,362)
Camden Property Trust, 0.00%	(345,817)	(26,645,200)
Campbell Soup Co., 0.00%	(269,788)	(12,340,103)
Equity Residential, 0.00%	(350,038)	(27,166,449)
Mead Johnson Nutrition Co., 0.00%	(347,763)	(34,251,178)

		(129,270,292)

Total Investments Sold Short (Proceeds - $177,461,978) — (0.3)%		(180,495,050)

Options Written (Premiums Received — $191,670,054) — (0.4)%		(209,092,656)

Total Investments, Net of Investments Sold Short and Options Written (Cost — $50,137,884,057) — 101.6%		55,204,523,791
Liabilities in Excess of Other Assets — (1.6)%		(852,911,099)

Net Assets — 100.0%		$54,351,612,692

Notes to Consolidated Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Shares Purchased	Shares Sold	Shares Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)

ETFS Gold Trust	1,201,717	—	—	1,201,717	$151,188,016	—	—
ETFS Palladium Trust	419,461	—	(29,027)	390,434	$29,223,985	—	$829,440
ETFS Platinum Trust	354,124	—	(24,505)	329,619	$39,686,127	—	$(1,009,809)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Affiliate	Shares Held at October 31, 2013	Shares Purchased	Shares Sold	Shares Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)

Platinum Group Metals Ltd.	27,873,417	—	(2,781,189)	25,092,228	$11,848,066	—	$(1,637,902)
RHJ International	2,850,236	—	(19,857)	2,830,379	$14,872,223	—	$(366,314)
RHJ International – ADR	890,354	—	—	890,354	$4,678,364	—	—
The St. Joe Co.	9,138,361	—	—	9,138,361	$147,675,914	—	—
Veeva Systems, Inc., Class A	3,480,279	—	(174,330)	3,305,949	$95,079,093	—	$(764,157)

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $835,279,662 and an original cost of $566,921,963 in these securities.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Convertible security.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Zero-coupon bond.
(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	$4,935,700	$(8,050)
Credit Suisse Securities (USA) LLC	176,293,536	662,958

(m)	Security is perpetual in nature and has no stated maturity date.
(n)	Represents or includes a TBA transaction. As of January 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America Securities N.A.	$201,133,222	$2,172,348

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(q)	For the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2015	Value at January 31, 2015	Income	Realized Gain (Loss)

BlackRock Liquidity Funds, TempFund, Institutional Class	21,549,953	159,856,620[1]	—	181,406,573	$181,406,573	$270,586	—
BlackRock Liquidity Series, LLC, Money Market Series	436,475,361	—	(133,725,277)[2]	302,750,084	$302,750,084	$1,959,565	—
iShares Gold Trust	11,663,809	—	—	11,663,809	$144,891,146	—	—

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.
(r)	Represents the current yield as of report date.
(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
BBSW	Bank Bill Swap Reference Rate
BRL	Brazilian Real
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
MXN	Mexican Peso
OTC	Over-the-Counter
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	Standard and Poor's
SPDR	Standard & Poor's Depository Receipts
USD	U.S. Dollar
WIBOR	Warsaw Interbank Offered Rate

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

890	Topix Index	Osaka Exchange	March 2015	USD	107,204,718	$(1,662,965)
(2,094)	Euro Stoxx 50 Index	Eurex Mercantile	March 2015	USD	79,244,685	(3,725,471)
(303)	FTSE 100 Index	Euronext LIFFE	March 2015	USD	30,604,770	(1,965,163)
(530)	NSADAQ 100 E-Mini Index	Chicago Mercantile	March 2015	USD	43,897,250	(361,966)
(35)	S&P/TSX 60 Index	Montreal Exchange	March 2015	USD	4,712,757	(288,191)
(12,858)	S&P 500 E-Mini Index	Chicago Mercantile	March 2015	USD	1,278,342,360	27,049,217
(727)	Yen Denom Nikkei Index	Chicago Mercantile	March 2015	USD	54,170,570	(994,467)

Total						$18,050,994

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	150,692	BRL	391,845	Brown Brothers Harriman & Co.	2/02/15	$4,658
USD	93,645,990	JPY	11,170,000,000	Morgan Stanley & Co. LLC	2/04/15	(1,475,503)
EUR	2,213,000	USD	2,702,954	Deutsche Bank AG	2/05/15	(202,220)
EUR	2,609,000	USD	3,186,935	Morgan Stanley & Co. LLC	2/05/15	(238,714)
JPY	11,086,344,735	USD	91,982,632	Credit Suisse International	2/05/15	2,427,456
JPY	15,969,313,800	USD	133,317,587	UBS AG	2/05/15	2,675,328
USD	75,221,405	EUR	60,562,300	Deutsche Bank AG	2/05/15	6,784,814
USD	125,935,614	EUR	101,425,200	Morgan Stanley & Co. LLC	2/05/15	11,323,142
USD	93,398,018	JPY	11,086,344,735	Credit Suisse International	2/05/15	(1,012,071)
USD	134,407,125	JPY	15,969,313,800	UBS AG	2/05/15	(1,585,789)
USD	42,776,739	MXN	572,117,500	Credit Suisse International	2/05/15	4,611,465
JPY	380,805,000	USD	3,161,525	BNP Paribas SA	2/06/15	81,403
JPY	18,129,331,771	USD	149,847,145	JPMorgan Chase Bank N.A.	2/06/15	4,541,860
MXN	828,577,352	USD	57,397,000	UBS AG	2/06/15	(2,127,375)
USD	140,626,533	AUD	164,034,215	Deutsche Bank AG	2/06/15	12,950,765
USD	145,680,150	BRL	384,872,388	BNP Paribas SA	2/06/15	2,365,167
USD	109,385,059	JPY	12,967,489,360	BNP Paribas SA	2/06/15	(1,045,805)
USD	154,160,984	JPY	18,129,331,771	JPMorgan Chase Bank N.A.	2/06/15	(228,020)
USD	86,946,011	MXN	1,189,386,654	UBS AG	2/06/15	7,608,874
EUR	5,552,000	GBP	4,361,524	Deutsche Bank AG	2/12/15	(294,681)
EUR	102,566,000	GBP	80,388,154	Deutsche Bank AG	2/12/15	(5,164,707)
EUR	4,091,000	USD	4,997,611	Credit Suisse International	2/12/15	(374,414)
EUR	48,595,000	USD	55,130,056	Credit Suisse International	2/12/15	(213,348)
EUR	4,143,000	USD	5,060,617	Deutsche Bank AG	2/12/15	(378,655)
EUR	2,522,000	USD	3,080,603	UBS AG	2/12/15	(230,517)
GBP	85,934,889	EUR	108,118,000	Deutsche Bank AG	2/12/15	7,244,449
JPY	530,405,000	USD	4,400,606	Credit Suisse International	2/12/15	116,596
JPY	1,083,588,000	USD	8,997,793	HSBC Bank USA	2/12/15	230,599
USD	198,960,469	EUR	159,038,600	Credit Suisse International	2/12/15	19,232,591
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	121,410,451	EUR	102,566,000	Deutsche Bank AG	2/12/15	$5,501,674
USD	201,837,998	EUR	161,403,900	Deutsche Bank AG	2/12/15	19,437,118
USD	122,517,743	EUR	98,044,000	UBS AG	2/12/15	11,719,232
USD	96,779,035	JPY	11,342,502,900	Credit Suisse International	2/12/15	180,457
USD	108,834,975	JPY	12,756,547,409	HSBC Bank USA	2/12/15	193,668
EUR	2,523,000	USD	3,082,405	Credit Suisse International	2/13/15	(231,163)
EUR	4,901,000	USD	5,986,369	JPMorgan Chase Bank N.A.	2/13/15	(447,751)
USD	43,071,468	BRL	117,886,608	Deutsche Bank AG	2/13/15	(740,335)
USD	122,651,415	EUR	98,863,000	Credit Suisse International	2/13/15	10,926,372
USD	128,321,199	EUR	103,349,400	JPMorgan Chase Bank N.A.	2/13/15	11,526,076
USD	54,519,000	MXN	812,491,205	Credit Suisse International	2/13/15	348,315
USD	58,262,568	AUD	72,252,000	Credit Suisse International	2/19/15	2,072,667
USD	76,850,294	AUD	95,040,000	UBS AG	2/19/15	2,938,317
USD	60,680,646	MXN	811,087,860	Deutsche Bank AG	2/19/15	6,625,690
USD	55,153,000	MXN	826,771,047	BNP Paribas SA	2/20/15	56,602
USD	55,153,000	MXN	827,394,275	Deutsche Bank AG	2/20/15	15,069
EUR	98,796,500	USD	112,058,942	Deutsche Bank AG	2/26/15	(396,206)
USD	117,747,151	EUR	98,796,500	Deutsche Bank AG	2/26/15	6,084,415
USD	103,435,683	JPY	12,277,815,530	Credit Suisse International	2/26/15	(1,143,817)
USD	104,425,374	JPY	12,380,672,340	UBS AG	2/26/15	(1,030,235)
USD	200,644,146	EUR	169,820,100	Deutsche Bank AG	2/27/15	8,706,732
USD	97,280,273	JPY	11,612,346,200	UBS AG	2/27/15	(1,631,953)
USD	100,594,285	MXN	1,343,084,600	HSBC Bank USA N.A.	3/05/15	11,169,198
USD	126,565,467	AUD	155,983,100	Morgan Stanley & Co. LLC	3/06/15	5,375,783
USD	126,228,976	BRL	337,271,202	Morgan Stanley & Co. LLC	3/06/15	1,617,372
USD	11,790,165	EUR	10,327,900	Brown Brothers Harriman & Co.	3/09/15	116,148
USD	50,631,012	JPY	5,400,000,000	HSBC Bank USA N.A.	3/10/15	4,628,263
EUR	37,706,800	USD	42,777,610	JPMorgan Chase Bank N.A.	3/12/15	(155,085)
USD	123,120,123	AUD	152,716,600	Deutsche Bank AG	3/12/15	4,513,675
USD	43,652,823	EUR	37,706,800	JPMorgan Chase Bank N.A.	3/12/15	1,030,297
USD	193,627,216	JPY	22,809,286,002	JPMorgan Chase Bank N.A.	3/12/15	(691,076)
USD	52,974,460	AUD	65,733,700	Morgan Stanley & Co. LLC	3/13/15	1,926,022
USD	104,113,816	EUR	89,869,500	Morgan Stanley & Co. LLC	3/13/15	2,527,417
USD	112,326,846	EUR	98,969,000	Morgan Stanley & Co. LLC	3/19/15	448,816
USD	109,470,193	EUR	96,368,000	UBS AG	3/19/15	532,425
USD	84,804,704	MXN	1,140,640,230	HSBC Bank USA N.A.	3/19/15	8,922,616
USD	41,246,093	MXN	564,432,160	JPMorgan Chase Bank N.A.	3/19/15	3,696,750
USD	93,178,902	JPY	11,110,000,000	Morgan Stanley & Co. LLC	3/23/15	(1,484,440)
USD	81,321,581	MXN	1,113,829,170	Credit Suisse International	4/01/15	7,280,946
USD	56,515,984	MXN	843,275,000	UBS AG	4/16/15	510,007
USD	95,077,941	JPY	11,110,000,000	Deutsche Bank AG	4/20/15	381,677
USD	82,886,313	MXN	1,131,232,400	JPMorgan Chase Bank N.A.	4/30/15	7,817,637
USD	115,195,000	KRW	128,857,127,000	Credit Suisse International	5/05/15	(1,229,754)
USD	143,024,000	KRW	157,229,143,680	Deutsche Bank AG	5/05/15	964,613
USD	164,792,547	JPY	19,440,000,000	Credit Suisse International	5/07/15	(937,130)
USD	228,592,000	JPY	27,711,065,200	JPMorgan Chase Bank N.A.	5/07/15	(7,650,073)
USD	113,760,087	MXN	1,668,689,840	BNP Paribas SA	5/28/15	3,222,325
USD	85,581,000	CNH	538,088,826	JPMorgan Chase Bank N.A.	6/09/15	1,169,206
USD	112,698,193	MXN	1,686,551,000	JPMorgan Chase Bank N.A.	6/11/15	1,077,576
USD	73,738,737	MXN	1,111,574,590	Morgan Stanley & Co. LLC	6/25/15	237,645
INR	3,849,390,265	USD	60,314,000	Credit Suisse International	6/26/15	346,893
INR	3,496,949,196	USD	54,905,781	Credit Suisse International	6/26/15	201,144
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, forward foreign currency exchange contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	150,941,890	MXN	2,216,400,530	UBS AG	7/09/15	4,517,300
USD	93,597,304	JPY	11,110,000,000	Credit Suisse International	7/10/15	(1,203,069)
USD	75,141,283	MXN	1,112,369,010	Credit Suisse International	7/23/15	1,719,387
INR	3,832,449,580	USD	59,161,000	Credit Suisse International	8/05/15	867,221
USD	59,365,000	CLP	35,686,082,450	Morgan Stanley Capital Services LLC	8/24/15	4,027,818
USD	59,466,000	CLP	35,761,960,410	UBS AG	8/26/15	4,019,381
CLP	36,085,693,800	USD	57,766,964	JPMorgan Chase Bank N.A.	9/15/15	(1,901,267)
USD	59,371,000	CLP	36,085,693,800	JPMorgan Chase Bank N.A.	9/15/15	3,505,303
Total						$221,457,259

•	As of January 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts		Market Value

SPDR Gold Shares	Call	USD	135.00	6/19/15	USD	11,874	2,214,501

•	As of January 31, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value

Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	85.00	2/20/15	609,444	—	$1,051,291
Anadarko Petroleum Corp.	Barclays Bank PLC	Call	USD	85.00	2/20/15	2,216,156	—	3,822,869
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	95.00	2/20/15	2,351,430	—	552,586
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	1,199,270	—	12
Hewlett Pachard Co.	UBS AG	Call	USD	41.00	2/20/15	254,779	—	7,643
Nikkei 225 Index	Citibank N.A.	Call	JPY	18,000.00	3/13/15	2,251,856	—	6,136,370
Topix Index	Morgan Stanley & Co. International PLC	Call	JPY	1,350.00	3/13/15	16,317,002	—	10,977,120
EQT Corp.	Deutsche Bank AG	Call	USD	100.00	3/20/15	883,942	—	198,887
EQT Corp.	Citibank N.A.	Call	USD	100.00	3/20/15	701,541	—	157,847
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	819,996	—	529,083
Devon Energy Corp.	Barclays Bank PLC	Call	USD	75.00	4/17/15	1,126,072	—	$439,168
Devon Energy Corp.	Citibank N.A.	Call	USD	75.00	4/17/15	1,126,074	—	439,169
Marathon Petroleum Corp.	Citibank N.A.	Call	USD	90.00	4/17/15	566,456	—	3,681,964

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC options purchased were as follows (continued):

Description	Counterparty	Put/ Call		Strike Price	Expiration Date	Contracts	Notional Amount (000)		Market Value

Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	90.00	4/17/15	1,129,797		—	7,343,680
Marathon Petroleum Corp.	Goldman Sachs International	Call	USD	100.00	4/17/15	1,408,000		—	2,851,200
JPY Currency	JPMorgan Chase Bank N.A.	Call	USD	125.00	4/30/15	—	USD	969,646,948	4,288,748
Phillips 66	Citibank N.A.	Call	USD	75.00	5/15/15	1,393,035		—	3,482,588
Phillips 66	UBS AG	Call	USD	75.00	5/15/15	557,214		—	1,393,035
Phillips 66	Deutsche Bank AG	Call	USD	75.00	5/15/15	279,424		—	698,560
Topix Index	Goldman Sachs International	Call	JPY	1,288.50	6/12/15	20,251,585		—	24,198,691
Topix Index	Morgan Stanley & Co. International PLC	Call	JPY	1,388.50	6/12/15	10,395,739		—	6,451,835
AbbVie, Inc.	Barclays Bank PLC	Call	USD	55.00	6/19/15	2,816,400		—	20,659,759
Aetna, Inc.	Barclays Bank PLC	Call	USD	80.00	6/19/15	2,238,200		—	31,784,029
Humana, Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	1,422,629		—	37,478,606
Johnson & Johnson Co.	Deutsche Bank AG	Call	USD	110.00	7/17/15	5,507,400		—	4,708,827
Glaxosmithkline PLC	Barclays Bank PLC	Call	USD	44.00	8/21/15	5,481,527		—	10,551,939
Topix Index	Bank of America N.A.	Call	JPY	1,344.04	9/11/15	11,331,734		—	11,369,519
Topix Index	BNP Paribas S.A.	Call	JPY	1,357.29	9/11/15	9,081,299		—	8,492,390
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Call	USD	120.00	9/18/15	1,248,368		—	10,892,011
Topix Index	Bank of America N.A.	Call	JPY	1,314.84	12/11/15	19,065,468		—	23,316,855
Topix Index	Citibank N.A.	Call	JPY	1,325.00	12/11/15	19,962,194		—	23,345,180
Topix Index	USB AG	Call	JPY	1,425.00	12/11/15	9,518,600		—	6,932,053
Euro STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	42,704		—	10,966,384

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC options purchased were as follows (continued):

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Morgan Stanley Japan Custom Index	Morgan Stanley & Co. International PLC	Call	JPY	131.28	12/11/15	100,235,739		$10,785,990
Morgan Stanley Japan Custom Index	Morgan Stanley & Co. International PLC	Call	JPY	139.99	12/11/15	25,713,659		2,910,288
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	19.00	1/15/16	2,647,391	—	9,746,820
Bank of America Corp.	Goldman Sachs International	Call	USD	20.00	1/15/16	4,492,800	—	1,190,592
Citigroup, Inc.	Goldman Sachs International	Call	USD	70.00	1/15/16	3,089,000	—	633,245
Gilead Sciences, Inc.	Citibank N.A.	Call	USD	95.00	1/15/16	548,900	—	10,717,272
The Goldman Sachs Group	Deutsche Bank AG	Call	USD	220.00	1/15/16	421,200	—	823,446
International Business Machines Corp.	Barclays Bank PLC	Call	USD	182.00	1/15/16	557,357	—	1,575,501
International Business Machines Corp.	Deutsche Bank AG	Call	USD	182.00	1/15/16	557,358	—	1,575,498
JPMorgan Chase & Co.	Goldman Sachs International	Call	USD	75.00	1/15/16	2,808,100	—	772,228
MetLife, Inc.	Goldman Sachs International	Call	USD	57.50	1/15/16	4,432,660	—	4,166,700
Phizer, Inc.	Citibank N.A.	Call	USD	33.00	1/15/16	11,065,600	—	14,763,945
Prudential Financial, Inc.	Citibank N.A.	Call	USD	90.00	1/15/16	3,435,627	—	8,056,545
Wells Fargo Co.	Goldman Sachs International	Call	USD	60.00	1/15/16	1,404,000	—	1,340,820
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	383,067	—	15,586,988
Taiwan Stock Exchange Weighted Index	Citibank N.A.	Call	TWD	9,000.77	9/21/16	480,300	—	9,271,206
Euro STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	101,572	—	34,615,387
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	320,701	—	13,691,022
Euro STOXX 50 Index	Morgan Stanley & Co. International PLC	Call	EUR	3,450.00	3/17/17	39,533	—	12,009,740
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC options purchased were as follows (concluded):

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	361,239		—	$14,640,998
Euro STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	36,703		—	10,757,761
Euro STOXX 50 Index	Bank of America N.A	Call	EUR	3,600.00	9/15/17	39,432		—	11,191,519
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	372.06	9/15/17	234,650		—	8,806,608
Euro STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	40,448		—	13,765,595
Euro STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	33,589		—	12,012,730
Euro STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	16,276		—	5,512,205
Euro STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	15,600		—	6,339,511
Chicago Board Options Exchange SPX Volatility Index		Put	USD	16.00	2/18/15	547,928		—	136,982
EUR Currency	Credit Suisse International	Put	USD	1.24	2/19/15	—	USD	165,270,000	992
EUR Currency	Credit Suisse International	Put	USD	1.27	2/19/15	—	USD	334,038,086	—
Russell 2000 Index	Bank of America N.A.	Put	USD	1,165.00	2/20/15	246,551		—	5,821,878
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	2,050.00	2/20/15	121,252		—	7,978,382
EUR Currency	Deutsche Bank AG	Put	USD	1.24	3/03/15	—	USD	831,493,048	24,113
EUR Currency	Deutsche Bank AG	Put	USD	1.24	3/26/15	—	USD	275,860,000	82,206
CONSOL Energy Inc.	UBS AG	Put	USD	38.00	4/17/15	1,404,500		—	11,903,137
Time Warner Cable Co.	Morgan Stanley & Co. International PLC	Put	USD	125.00	4/17/15	81,182		—	483,033
Transocean Ltd.	Citibank N.A.	Put	USD	26.00	5/15/15	4,466,803		—	50,474,874
Chevron Corp.	Citibank N.A.	Put	USD	95.00	6/19/15	1,644,333		—	7,193,957
Total									$600,559,612

•	As of January 31, 2015, OTC interest rate swaptions purchased were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.40%	Receive	3-month USD LIBOR	6/30/15	USD	2,780,323	$20,713,406
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC interest rate swaptions purchased were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.38%	Receive	3-month USD LIBOR	7/15/15	USD	4,172,630	31,267,269
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.50%	Receive	3-month USD LIBOR	7/23/15	USD	1,942,450	19,651,320
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	3-month JPY LIBOR	1/25/16	JPY	12,066,812	425,028
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	3-month JPY LIBOR	7/29/16	JPY	14,080,590	937,721
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	3-month JPY LIBOR	1/25/16	JPY	24,235,132	853,633
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	3-month JPY LIBOR	4/04/18	JPY	12,739,074	$775,912
Total									$74,624,289

•	As of January 31, 2015, exchange-Traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Coca Cola Company	Call	USD	44.00	2/20/15	6,502	$(65,020)
Coca Cola Company	Call	USD	45.00	5/15/15	6,726	(221,958)
Ocean Rig UDW, Inc.	Put	USD	15.00	3/20/15	6,959	(4,836,505)
Total						$(5,123,483)

•	As of January 31, 2015, OTC barrier options written were as follows:
Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Contracts	Market Value
Euro STOXX 50 Index	Deutsche Bank AG	EUR	2,586.07	EUR	2165.83	9/21/18	15,600	(4,354,933)

•	As of January 31, 2015, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Anadarko Petroleum Corp.	Barclays Bank PLC	Call	USD	95.00	2/20/15	2,351,430	—	$(552,586)
Tesoro Corp.	Citiibank N.A.	Call	USD	75.00	2/20/15	798,720	—	(6,529,536)
Nikkei 225 Index	Citibank N.A.	Call	JPY	19,500.00	3/13/15	2,251,856	—	(536,932)
Cimarex Energy Co.	Citibank N.A.	Call	USD	130.00	3/20/15	281,865	—	(84,560)
Ebay Inc.	Goldman Sachs International	Call	USD	57.50	3/20/15	971,000	—	(379,002)
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC options written were as follows (continued):

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
Lululemon Athletica, Inc.	Citibank N.A.	Call	USD	52.50	3/20/15	654,527	—	$(9,097,925)
UnitedHealth Group, Inc.	Barclays Bank PLC	Call	USD	87.50	3/20/15	560,151	—	(11,189,016)
EOG Resources Inc.	Goldman Sachs International	Call	USD	100.00	4/17/15	277,792	—	(543,083)
Marathon Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	4/17/15	1,408,000	—	(2,851,200)
Time Warner Cable Co.	Morgan Stanley & Co. International PLC	Call	USD	155.00	4/17/15	81,182	—	(215,132)
Topix Index	Goldman Sachs International	Call	JPY	1,490.61	6/12/15	20,251,585	—	(5,269,548)
AbbVie, Inc.	Barclays Bank PLC	Call	USD	65.00	6/19/15	2,816,400	—	(5,743,259)
Aetna, Inc.	Barclays Bank PLC	Call	USD	90.00	6/19/15	2,238,200		(14,597,563)
Humana, Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	1,422,629	—	(10,364,421)
Tesla Motors, Inc.	Deutsche Bank AG	Call	USD	210.00	6/19/15	129,993	—	(2,489,366)
Twitter, Inc.	Citibank N.A.	Call	USD	50.00	6/19/15	683,692	—	(847,778)
Johnson & Johnson Co.	Deutsche Bank AG	Call	USD	117.50	7/17/15	5,507,400	—	(1,245,829)
GlaxoSmithKline PLC	Barclays Bank PLC	Call	USD	50.00	8/21/15	5,481,527	—	(2,192,611)
Tenet Healthcare Corp.	Goldman Sachs International	Call	USD	49.00	8/21/15	656,938	—	(2,167,895)
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Call	USD	140.00	9/18/15	1,248,368	—	(2,702,717)
Topix Index	Citibank N.A.	Call	JPY	1,600.00	12/11/15	19,962,194	—	(5,919,925)
Topix Index	Bank of America N.A.	Call	JPY	1,627.28	12/11/15	19,065,468	—	(4,923,054)
Activision Blizzard Inc.	Deutsche Bank AG	Call	USD	24.00	1/15/16	2,674,391	—	(3,900,613)
Gilead Sciences, Inc.	Citibank N.A.	Call	USD	110.00	1/15/16	548,900	—	(6,710,303)
MetLife, Inc.	Goldman Sachs International	Call	USD	67.50	1/15/16	4,432,660	—	(1,348,903)
Pfizer, Inc.	Citibank N.A.	Call	USD	37.50	1/15/16	11,065,600	—	(4,799,372)
Prudential Financial, Inc.	Citibank N.A.	Call	USD	105.00	1/15/16	3,435,627	—	(1,717,814)
Russell 2000 Index	Bank of America N.A.	Put	USD	1,085.00	2/20/15	246,551	—	(1,396,526)
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,935.00	2/20/15	121,252	—	(2,134,035)
Nikkei 225 Index	Citibank N.A.	Put	JPY	15,500.00	3/13/15	2,251,856	—	(882,103)
CONSOL Energy, Inc.	Barclays Bank PLC	Put	USD	38.00	4/17/15	1,404,500	—	(11,903,138)
CONSOL Energy, Inc.	UBS AG	Put	USD	39.00	4/17/15	2,254,915	—	(20,463,354)
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC options written were as follows (concluded):

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)	Market Value
EOG Resources Inc.	Barclays Bank PLC	Put	USD	100.00	4/17/15	563,730	—	$(7,314,397)
General Electric Co.	Deutsche Bank AG	Put	USD	23.00	6/19/15	5,598,534	—	(4,926,710)
Tokyo Stock Exchange Tokyo Price Index	Bank of America N.A.	Put	JPY	1,300.00	9/11/15	11,331,734	—	(6,658,347)
Tokyo Stock Exchange Tokyo Price Index	Morgan Stanley & Co. International PLC	Put	JPY	1,275.00	9/11/15	8,932,642	—	(2,719,757)
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Put	USD	108.00	9/18/15	1,248,368	—	(2,396,867)
Morgan Stanley Japan Custom Index	Morgan Stanley & Co. International PLC	Put	JPY	137.22	12/11/15	25,713,659	—	(1,482,909)
Morgan Stanley Japan Custom Index	Morgan Stanley & Co. International PLC	Put	JPY	128.68	12/11/15	100,235,739	—	(5,367,217)
Tokyo Stock Exchange Tokyo Price Index	UBS AG	Put	JPY	1,225.00	12/11/15	9,518,600	—	(2,937,415)
Topix Index	Citibank N.A.	Put	JPY	1,170.00	12/11/15	19,962,194	—	(4,284,464)
Topix Index	Bank of America N.A.	Put	JPY	1,171.64	12/11/15	19,065,468	—	(4,137,287)
Activision Blizzard, Inc.	Deutsche Bank AG	Put	USD	17.00	1/15/16	2,647,391	—	(2,898,893)
Gilead Sciences, Inc.	Citibank N.A.	Put	USD	85.00	1/15/16	548,900	—	(3,005,228)
Taiwan Stock Exchange Weighted Index	Citibank N.A.	Put	TWD	8,100.70	9/21/16	480,300	—	(5,785,650)
Total								$(199,614,240)

•	As of January 31, 2015, centrally cleared credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North America High Yield Index, Series 23, Version 1	5.00%	Chicago Mercantile Exchange	12/20/19	USD	106,971	$1,097,893

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	24

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, centrally cleared credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating	Notional Amount (000)[2]	Market Value	Unrealized Appreciation
Markit iTraxx Europe Crossover Index, Series 22, Version 1	5.00%	Intercontinental Exchange	12/20/19	B	111,393	9,646,520	$ 782,335

•	As of January 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.18%[1]	3 Month LIBOR	Chicago Mercantile	2/01/15	2/01/17	USD	2,883,370	$(27,470,219)
1.03%[1]	3 Month LIBOR	Chicago Mercantile	3/11/15[2]	3/11/17	USD	1,378,120	(7,309,130)
1.02%[1]	3 Month LIBOR	Chicago Mercantile	3/11/15[2]	3/11/17	USD	2,805,020	(14,110,083)
1.08%[1]	3 Month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/17	USD	2,806,820	(15,511,455)
2.19%[3]	3 Month LIBOR	Chicago Mercantile	2/01/15	2/01/20	USD	1,153,340	46,756,128
1.88% [3]	3 Month LIBOR	Chicago Mercantile	3/11/15[2]	3/11/20	USD	567,696	13,300,506
2.89% [3]	6 Month BBSW	Chicago Mercantile	6/11/15[2]	6/11/20	AUD	70,497	1,086,443
2.39% [3]	3 Month LIBOR	Chicago Mercantile	3/11/15[2]	3/11/25	USD	617,110	$31,658,621
2.22% [3]	3 Month LIBOR	Chicago Mercantile	4/07/15[2]	4/07/25	USD	608,620	20,658,647
Total							$49,059,458

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Fund pays the floating rate and received the fixed rate.

•	As of January 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
Transocean Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	18,615	$4,207,378	$391,519	$3,815,860
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	13,242	2,992,904	282,066	2,710,838
Transocean Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	5,298	1,197,433	111,800	1,085,632
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	21,188	4,788,827	488,849	4,299,978
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	8,625	1,949,390	188,638	1,760,752
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	28,750	6,497,983	628,795	5,869,188
Transocean Ltd.	1.00%	Citibank N.A.	6/20/19	USD	20,125	4,548,562	392,400	4,156,163
Total						$26,182,477	$2,484,067	$23,698,411
BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	As of January 31, 2015, OTC interest rate swaps outstanding were as follows:
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation
2.76%	6-month WIBOR	Deutsche Bank AG	9/08/14	9/08/24	PLN	184,251	$4,281,850	—	$4,281,849

•	As of January 31, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/Contract Amount	Market Value	Premiums Paid (Received)	Appreciation
Siloam International Hospitals	1-month LIBOR +0.75%[1]	Citibank N.A.	3/16/15	13,339,400	$14,110,753	—	$1,784,681
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,703,510,000[2]	BNP Paribas S.A.	4/01/16	1,026[3]	25,652,184	—	2,629,873
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,773,800,000[2]	BNP Paribas S.A.	4/01/16	1,035[3]	25,877,204	—	2,256,323
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,726,515,000[2]	BNP Paribas S.A.	4/03/17	980[3]	26,719,705	—	3,501,490
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,778,300,000[2]	BNP Paribas S.A.	4/03/17	979[3]	26,746,998	—	3,087,797
Total					$119,106,844	—	$13,260,164

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment at termination.
[2]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment at termination.
[3]	Contract amount shown.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	26

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2015:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Australia	—	$167,585,842	—	$167,585,842
Belgium	$14,872,223	4,678,364	—	19,550,587
Brazil	268,461,084	—	—	268,461,084
Canada	755,160,389	—	—	755,160,389
China	120,953,205	78,301,833	—	199,255,038
Cyprus	11,921,852	—	—	11,921,852
Denmark	—	12,500,859	—	12,500,859
France	233,993,086	1,126,429,593	—	1,360,422,679
Germany	—	666,936,297	—	666,936,297
Hong Kong	3,641,326	547,092,407	—	550,733,733
India	—	257,947,218	—	257,947,218
Indonesia	29,073,990	—	—	29,073,990
Ireland	288,732,196	107,055,627	—	395,787,823
Israel	315,657,123	—	—	315,657,123
Italy	93,684,696	194,206,838	—	287,891,534
Japan	—	4,759,652,100	—	4,759,652,100
Kazakhstan	25,077,721	—	—	25,077,721
Luxembourg	—	5,446,102	—	5,446,102
Malaysia	—	134,835,789	—	134,835,789
Mexico	142,984,223	—	—	142,984,223
Netherlands	76,267,191	414,612,343	—	490,879,534
Norway	—	272,686,393	—	272,686,393
Peru	129,401,589	—	—	129,401,589
Portugal	—	25,791,825	—	25,791,825
Russia	2,147,788	—	—	2,147,788
Singapore	—	397,722,554	—	397,722,554
South Africa	—	28,184,141	—	28,184,141
South Korea	—	284,267,121	—	284,267,121
Spain	—	76,758,258	—	76,758,258
Sweden	—	190,579,135	—	190,579,135
Switzerland	141,166,063	869,960,755	—	1,011,126,818
Taiwan	—	140,866,654	—	140,866,654
Thailand	79,717,991	—	—	79,717,991
United Arab Emirates	68,070,423	—	—	68,070,423
United Kingdom	590,416,986	1,280,222,736	44,365,850	1,915,005,572
United States	15,037,895,638	49,028,197	—	15,086,923,835
Corporate Bonds	26,469,262	3,885,288,575	278,768,966	4,190,526,803
Floating Rate Loan Interests	—	563,860,267	40,581,200	604,441,467
Foreign Agency Obligations	—	4,028,329,900	—	4,028,329,900
U.S. Treasury Obligations	—	4,558,950,284	—	4,558,950,284
Credit Linked Notes	—	179,293,536	—	179,293,536
Investment Companies	420,282,287	—	—	420,282,287
Preferred Securities	666,986,287	247,739,046	492,686,317	1,407,411,650

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets (concluded):
U.S. Government Sponsored Agency Securities	—	$201,133,223	—	$201,133,223
Warrants	—	10,973,654	—	10,973,654
Short-Term Securities:
Foreign Agency Obligations	—	1,604,045,940	—	1,604,045,940
Money Market	181,406,573	302,750,084	—	484,156,657
Time Deposits	—	6,924,040	—	6,924,040
U.S. Treasury Obligations	—	6,657,232,040	—	6,657,232,040
Options Purchased:
Equity Contracts	2,214,501	268,142,365	—	270,356,866
Foreign currency exchange contracts	—	4,396,060	—	4,396,060
Interest rate contracts	—	388,949,198	$13,696,278	402,645,476
Liabilities:
Investments:
Investments Sold Short	(129,270,292)	(51,224,758)	—	(180,495,050)

Total	$19,597,385,401	$34,950,132,435	$870,098,611	$55,417,616,447

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$25,578,639	—	$25,578,639
Equity Contracts	$27,049,217	13,260,164	—	40,309,381
Foreign currency exchange contracts	—	256,902,432	—	256,902,432
Interest rate contracts	—	117,742,194	—	117,742,194
Liabilities:
Credit contracts	—	—	—	—
Equity Contracts	(14,121,706)	(197,119,047)	$(6,850,126)	(218,090,879)
Foreign currency exchange contracts	—	(35,445,173)	—	(35,445,173)
Interest rate contracts	—	(64,400,887)	—	(64,400,887)

Total	$12,927,511	$116,518,322	$(6,850,126)	122,595,707

[1]	See above Consolidated Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	28

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$68,095,000	—	—	$68,095,000
Liabilities:
Bank overdraft	—	$(9,265,312)	—	(9,265,312)
Cash received as collateral for securities on loan	—	(1,550,000)	—	(1,550,000)
Collateral on securities loaned at value		(302,750,084)		(302,750,084)
Collateral received as collateral for OTC derivatives	—	(441,519,267)	—	(441,519,267)

Total	$68,095,000	$(755,084,663)	—	$(686,989,663)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2014	$45,990,427	$ 248,074,286	$45,883,966	$—	$364,409,258	$704,357,937
Transfers into Level 3	—	89,571,720	—	—	—	89,571,720
Transfers out of Level 3	—	(83,308,291)	—	—	—	(83,308,291)
Accrued discounts/premiums	—	1,533,559	10,360	—	—	1,543,919
Net realized gain (loss)	—	(20,889,096)	10,418	—	—	(20,878,678)
Net change in unrealized appreciation/depreciation	(1,624,577)	5,017,078	(138,287)	1,779,452	128,277,059	133,310,725
Purchases	—	94,043,158	—	11,916,826	—	105,959,984
Sales	—	(55,273,448)	(5,185,257)	—	—	(60,458,705)

Closing Balance, as of January 31, 2015	$44,365,850	$278,768,966	$40,581,200	$ 13,696,278	$ 492,686,317	$ 870,098,611
Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015[1]	$(1,624,577)	(182,830,404)	$(145,180)	1,779,452	128,277,059	$ (54,543,650)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	29

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2014	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain	—
Net change in unrealized appreciation/depreciation[2]	4,407,488
Purchases	—
Issues	—
Sales	(11,257,614)
Settlements	—
Closing Balance, as of January 31, 2015	(6,850,126)
Net change in unrealized appreciation/depreciation on derivative financial instruments still held at February 28, 2015[2]	4,407,487

[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at January 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") to determine the value of certain of the Fund's Level 3 investments as of January 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $212,606,391.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$ 44,365,850	Market Comparable Companies	Run Rate EBITDA Multiple[1]	21.50x
Corporate Bonds	75,397,005 654,938 72,778,490	Discounted Cash Flow Estimated Recovery Value Market Comparable Companies	Discount Rate[2] Recovery Rate[1] Run Rate EBITDA Multiple[1]	15.00% — 21.50x
Preferred Stocks	143,226,292	Market Comparable Companies	2015P Revenue[1] Years to IPO[2] Risk Free Rate[2] Volatility[1] Discount Rate on Liquidation Preference[1]	9.5x 1.5 0.31% 40.00% 8.00%
	72,547,860	Market Comparable Companies Options Pricing Model	2015P Revenue Mulitple[1] Years to IPO[2] Risk Free Rate[2] Volatility[1] Discount Rate on Liquidation Preference[1]	14.44x 2 0.57% 45.00% 8.00%
	53,799,922	Market Comparable Companies Options Pricing Model	2015 Gross Billings Multiple[1] Years to IPO[2] Risk Free Rate[2] Volatility[1]	11.90x 2.75 0.99% 55.00%
	194,721,863	Probability-Weighted Expected Return Model	Years to IPO[2] IPO Exit Probablility[1] Discount Rate[2] Margin[1] Revenue Multiple[1] Projected Gross Revenue[1]	1-3 90.00% 20.11% 20.00% 10.0x – 15.0x $20 - $45[3]
Total	$ 657,492,220

1 Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

2 Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

3 Amount is stated in billions.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2015	30

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 25, 2015